UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of comprehensive income [abstract]
Net income (loss)	$ 40	$ 158	$ (134)	$ (27)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation	(82)	41	(163)	44
Net investment and cash flow hedges	87	87	146	25
Taxes on the above items	(7)	(20)	(15)	0
Reclassification to profit or loss	(25)	(18)	(42)	(36)
Other comprehensive income (loss)	(27)	90	(74)	33
Comprehensive income (loss)	13	248	(208)	6
Attributable to:
Brookfield Business Partners	127	138	(45)	(24)
Non-controlling interests	$ (114)	$ 110	$ (163)	$ 30